NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,852	$ 2,074	$ 5,538	$ 6,007
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	117	111	332	344
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,735	1,963	5,206	5,663
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,700	1,958	5,107	5,667
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 152	$ 116	$ 431	$ 340